GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Mar. 31, 2025
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

The following table sets forth the breakdown of our administrative expenses for the years ended March 31, 2023, 2024 and 2025:

	Year ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Accounting fee	$16,000	$24,000	$113,000
Bank charges	12,051	3,760	72,270
Insurance expenses	3,298	30,376	356,788
Staff payroll costs	395,000	232,956	1,411,500
Listing fees	-	-	3,503,862
Legal and professional fees	-	-	188,842
Travelling expenses	-	-	172,228
Marketing fee for events	-	-	541,965
Office expenses	17,954	329,360	296,346
Warehouse rent	-	-	216,036
Sundries	46,333	45,834	446,617
Total:	$490,636	$666,286	$7,319,454